Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 16, 2016	Dec. 31, 2015	Dec. 31, 2014
C000166149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,757	$ 12,757	$ 12,757	$ 12,757	$ 12,182	$ 11,668	$ 12,005	$ 11,413	$ 10,881	$ 10,396	$ 10,338	$ 10,249	$ 10,000
Average Annual Return, Percent	4.72%	3.23%	2.78%
C000166148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 12,463	$ 12,463	$ 12,463	12,463	11,932	11,449	11,821	11,270	10,770	10,318	10,296	10,218	10,000
Average Annual Return, Percent	4.45%	2.96%	2.51%
C000166150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 12,786	$ 12,786	$ 12,786	12,786	12,204	11,677	12,020	11,427	10,897	10,405	10,344	10,253	10,000
Average Annual Return, Percent	4.77%	3.25%	2.81%
C000195948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,262	$ 12,262	$ 12,262	$ 12,262	12,117	11,380	12,451	12,252	11,673	10,856	10,720	10,329		$ 10,280	$ 10,000
Average Annual Return, Percent	1.20%	0.99%		2.06%
C000195947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 12,072	$ 12,072	12,072	$ 12,072	11,959	11,259	12,352	12,185	11,638	10,852	10,720	10,329		10,280	10,000
Average Annual Return, Percent	0.95%	0.73%		1.90%
C000201952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	(3.10%)	(0.08%)		1.49%
C000201952 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Account Value	$ 11,591	$ 11,591	11,591	$ 11,591	11,483	10,810	11,857	11,697	11,173	10,418	10,291	9,916		9,869	9,600
Average Annual Return, Percent	0.95%	0.74%		1.90%
C000195949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 12,292	$ 12,292	12,292	$ 12,292	12,141	11,397	12,465	12,261	11,677	10,856	10,720	10,329		10,280	10,000
Average Annual Return, Percent	1.25%	1.03%		2.09%
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 11,179	$ 11,179	$ 11,179	$ 11,179	11,016	10,453	12,037	12,230	11,370	10,443	10,438	10,074	10,000
Average Annual Return, Percent	1.47%	(0.34%)	1.26%
ICE BofA US Municipal Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Municipal Securities Index
Account Value	$ 12,587	$ 12,587	$ 12,587	$ 12,587	12,391	11,636	12,792	12,563	11,935	11,078	10,964	10,401		$ 10,355	$ 10,000
Average Annual Return, Percent	1.58%	1.07%		2.33%
Bloomberg U S Treasury Inflation Protected Securities TIPS 0 5 Years Index Series L [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)
Account Value	$ 12,867	$ 12,867	$ 12,867	$ 12,867	$ 12,290	$ 11,753	$ 12,084	$ 11,471	$ 10,918	$ 10,413	$ 10,352	$ 10,262	$ 10,000
Average Annual Return, Percent	4.69%	3.34%	2.88%